INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Statutory U.S. tax rate	21.00%	21.00%
Less: valuation allowance	(21.00%)	(21.00%)
Effect of Hong Kong statutory tax rate	7.00%	15.00%
Effect of PRC statutory tax rate	0.00%	1.00%
Income taxes	7.00%	16.00%